Cash and cash equivalents - Summary of cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash and cash equivalents
Cash and cash equivalents	¥ 176,266	$ 25,556	¥ 639,042	$ 92,652	¥ 1,375,766	¥ 139,954
RMB deposits
Cash and cash equivalents
Cash at bank	116,685		365,613
US$ deposits
Cash and cash equivalents
Cash at bank	59,560		273,402
HK$ deposits
Cash and cash equivalents
Cash at bank	¥ 21		¥ 27